Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aluminum-2.37%
Century Aluminum Co.(b)(c)	100,298	$530,577
Kaiser Aluminum Corp.	6,296	630,544
		1,161,121
Commodity Chemicals-7.16%
Cabot Corp.	13,026	519,086
Dow, Inc.	18,207	838,796
Koppers Holdings, Inc.(b)	21,717	681,479
LyondellBasell Industries N.V., Class A	10,460	814,416
Westlake Chemical Corp.	10,813	661,756
		3,515,533
Copper-1.82%
Freeport-McMoRan, Inc.	80,329	891,652
Diversified Chemicals-4.29%
Chemours Co. (The)	42,991	596,285
Eastman Chemical Co.	12,196	869,209
Huntsman Corp.	31,166	640,773
		2,106,267
Diversified Metals & Mining-2.77%
Compass Minerals International, Inc.	12,529	725,304
Materion Corp.	11,669	633,626
		1,358,930
Fertilizers & Agricultural Chemicals-9.03%
CF Industries Holdings, Inc.	39,961	1,609,629
FMC Corp.	20,481	1,957,779
Mosaic Co. (The)	43,594	864,905
		4,432,313
Forest Products-2.51%
Louisiana-Pacific Corp.	40,165	1,232,262
Gold-8.42%
Coeur Mining, Inc.(b)	161,628	974,617
Newmont Corp.	45,803	2,063,883
Royal Gold, Inc.	9,481	1,093,349
		4,131,849
Industrial Gases-4.04%
Air Products and Chemicals, Inc.	8,297	1,980,577
Life Sciences Tools & Services-2.90%
Avantor, Inc.(b)	76,978	1,421,784
Oil & Gas Equipment & Services-1.15%
US Silica Holdings, Inc.	109,792	564,331
Oil & Gas Refining & Marketing-1.14%
Green Plains, Inc.	44,957	560,614
Paper Packaging-3.66%
Avery Dennison Corp.	13,675	1,794,707
Paper Products-1.31%
Schweitzer-Mauduit International, Inc., Class A	18,402	644,622
Specialized REITs-4.57%
PotlatchDeltic Corp.	14,427	620,361
Rayonier, Inc.	22,459	682,304
Weyerhaeuser Co.	32,545	942,178
		2,244,843
	Shares	Value
Specialty Chemicals-32.33%
Ashland Global Holdings, Inc.	16,539	$1,223,555
Balchem Corp.	6,271	677,393
Celanese Corp.	13,387	1,385,554
DuPont de Nemours, Inc.	22,718	1,162,707
Ecolab, Inc.	9,080	1,780,679
Element Solutions, Inc.(b)	63,939	748,086
Ferro Corp.(b)	43,927	600,921
Innospec, Inc.	8,382	844,319
Livent Corp.(b)	90,273	849,469
NewMarket Corp.	2,690	1,182,578
PolyOne Corp.	20,642	684,902
PPG Industries, Inc.	14,153	1,696,096
Quaker Chemical Corp.	7,000	1,162,140
RPM International, Inc.	16,400	1,170,468
Stepan Co.	7,049	695,384
		15,864,251
Steel-10.56%
Allegheny Technologies, Inc.(b)	53,141	916,682
Carpenter Technology Corp.	15,049	598,047
Commercial Metals Co.	35,602	731,621
Reliance Steel & Aluminum Co.	12,857	1,475,984
Steel Dynamics, Inc.	28,381	848,024
SunCoke Energy, Inc.	104,388	613,802
		5,184,160
Total Common Stocks & Other Equity Interests (Cost $47,089,661)		49,089,816
Money Market Funds-0.31%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $153,721)	153,721	153,721
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $47,243,382)		49,243,537
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.94%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	344,456	344,456
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	114,773	114,819
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $459,275)		459,275
TOTAL INVESTMENTS IN SECURITIES-101.28% (Cost $47,702,657)		49,702,812
OTHER ASSETS LESS LIABILITIES-(1.28)%		(629,894)
NET ASSETS-100.00%		$49,072,918

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Apparel Retail-11.26%
Boot Barn Holdings, Inc.(b)	14,758	$619,394
Buckle, Inc. (The)(c)	14,125	344,791
Burlington Stores, Inc.(b)	3,575	777,455
Ross Stores, Inc.	8,769	983,794
		2,725,434
Apparel, Accessories & Luxury Goods-2.99%
VF Corp.	8,725	723,913
Application Software-3.95%
Trade Desk, Inc. (The), Class A(b)	3,555	956,935
Automobile Manufacturers-2.09%
Winnebago Industries, Inc.	9,258	506,968
Automotive Retail-13.11%
Asbury Automotive Group, Inc.(b)	3,823	368,728
AutoZone, Inc.(b)	490	518,400
Carvana Co.(b)	7,542	597,704
Lithia Motors, Inc., Class A	2,953	400,545
O’Reilly Automotive, Inc.(b)	2,206	895,857
Sonic Automotive, Inc., Class A	12,386	391,769
		3,173,003
Cable & Satellite-6.23%
Cable One, Inc.	337	574,258
Charter Communications, Inc., Class A(b)	1,804	933,498
		1,507,756
Casinos & Gaming-4.03%
Churchill Downs, Inc.	4,194	605,530
Everi Holdings, Inc.(b)	29,513	368,912
		974,442
Computer & Electronics Retail-3.44%
Best Buy Co., Inc.	9,843	833,604
Consumer Electronics-2.68%
Garmin Ltd.	6,702	649,759
Footwear-8.46%
Crocs, Inc.(b)	21,517	815,710
NIKE, Inc., Class B	7,783	749,503
Skechers U.S.A., Inc., Class A(b)	12,873	481,321
		2,046,534
General Merchandise Stores-4.52%
Dollar General Corp.	3,642	558,719
Target Corp.	4,835	535,428
		1,094,147
Home Improvement Retail-3.11%
Home Depot, Inc. (The)	3,303	753,414
Homebuilding-7.00%
KB Home	18,881	708,981
NVR, Inc.(b)	167	637,434
Skyline Champion Corp.(b)	12,061	346,754
		1,693,169
Homefurnishing Retail-4.62%
RH(b)	3,077	642,324
Sleep Number Corp.(b)	9,221	475,711
		1,118,035
	Shares	Value
Hotels, Resorts & Cruise Lines-4.15%
Hilton Worldwide Holdings, Inc.	5,542	$597,428
Marriott Vacations Worldwide Corp.	3,385	407,012
		1,004,440
Hypermarkets & Super Centers-2.44%
Costco Wholesale Corp.	1,936	591,487
Leisure Facilities-3.95%
Planet Fitness, Inc., Class A(b)	11,836	956,230
Leisure Products-3.30%
Acushnet Holdings Corp.	11,356	351,696
Callaway Golf Co.	20,834	446,264
		797,960
Movies & Entertainment-2.51%
Walt Disney Co. (The)	4,399	608,426
Restaurants-2.37%
Wendy’s Co. (The)	26,418	572,478
Specialty Stores-1.67%
Hibbett Sports, Inc.(b)(c)	16,307	404,088
Trading Companies & Distributors-2.16%
SiteOne Landscape Supply, Inc.(b)	5,409	522,239
Total Common Stocks & Other Equity Interests (Cost $23,684,227)		24,214,461
Money Market Funds-0.63%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $152,751)	152,751	152,751
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.67% (Cost $23,836,978)		24,367,212
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.37%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	430,490	430,490
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	143,439	143,497
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $573,987)		573,987
TOTAL INVESTMENTS IN SECURITIES-103.04% (Cost $24,410,965)		24,941,199
OTHER ASSETS LESS LIABILITIES-(3.04)%		(735,428)
NET ASSETS-100.00%		$24,205,771

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
January 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Agricultural Products-2.41%
Darling Ingredients, Inc.(b)	146,114	$3,964,073
Distillers & Vintners-4.61%
Brown-Forman Corp., Class B	112,153	7,586,029
Education Services-8.10%
Bright Horizons Family Solutions, Inc.(b)	29,099	4,764,379
Chegg, Inc.(b)	116,294	4,794,802
Perdoceo Education Corp.(b)	212,483	3,777,948
		13,337,129
Food Distributors-7.76%
Performance Food Group Co.(b)	67,130	3,476,662
Sysco Corp.	62,192	5,108,451
US Foods Holding Corp.(b)	104,134	4,183,063
		12,768,176
Food Retail-2.69%
Casey’s General Stores, Inc.	27,510	4,425,259
Health Care Services-3.57%
Chemed Corp.	12,573	5,872,094
Home Furnishings-3.26%
Tempur Sealy International, Inc.(b)	58,645	5,373,055
Household Appliances-2.93%
Helen of Troy Ltd.(b)	25,484	4,817,750
Household Products-12.99%
Church & Dwight Co., Inc.	155,165	11,516,346
Kimberly-Clark Corp.	29,984	4,294,908
Procter & Gamble Co. (The)	44,697	5,570,140
		21,381,394
Packaged Foods & Meats-32.20%
Freshpet, Inc.(b)	102,540	6,447,715
Hershey Co. (The)	37,221	5,775,583
J&J Snack Foods Corp.	33,029	5,477,529
John B. Sanfilippo & Son, Inc.	26,663	2,247,691
Lamb Weston Holdings, Inc.	72,069	6,580,620
McCormick & Co., Inc.	61,885	10,110,152
Mondelez International, Inc., Class A	76,399	4,383,775
Sanderson Farms, Inc.	37,752	5,198,073
Tyson Foods, Inc., Class A	81,931	6,769,959
		52,991,097
Personal Products-6.89%
Estee Lauder Cos., Inc. (The), Class A	29,858	5,827,087
	Shares	Value
Personal Products-(continued)
Herbalife Nutrition Ltd.(b)	76,247	$2,962,196
Inter Parfums, Inc.	36,771	2,541,244
		11,330,527
Soft Drinks-4.28%
National Beverage Corp.(b)(c)	50,521	2,167,856
PepsiCo., Inc.	34,375	4,881,938
		7,049,794
Specialized Consumer Services-6.53%
Service Corp. International	124,438	5,966,802
WW International, Inc.(b)	144,894	4,778,604
		10,745,406
Tobacco-1.81%
Vector Group Ltd.	226,059	2,970,415
Total Common Stocks & Other Equity Interests (Cost $151,253,263)		164,612,198
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $202,463)	202,463	202,463
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $151,455,726)		164,814,661
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.23%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	1,520,022	1,520,022
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	506,471	506,674
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,026,696)		2,026,696
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $153,482,422)		166,841,357
OTHER ASSETS LESS LIABILITIES-(1.38)%		(2,272,888)
NET ASSETS-100.00%		$164,568,469
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Coal & Consumable Fuels-1.44%
Arch Coal, Inc., Class A(b)	7,930	$408,633
Integrated Oil & Gas-3.60%
Chevron Corp.	9,500	1,017,830
Oil & Gas Drilling-1.81%
Transocean Ltd.(c)	112,621	513,552
Oil & Gas Equipment & Services-15.11%
Archrock, Inc.	52,229	436,112
Cactus, Inc., Class A	15,473	445,932
Dril-Quip, Inc.(c)	12,076	493,908
Halliburton Co.	26,477	577,463
Helix Energy Solutions Group, Inc.(c)	63,181	526,930
NexTier Oilfield Solutions, Inc.(c)	86,438	445,156
Oil States International, Inc.(c)	34,040	366,951
ProPetro Holding Corp.(c)	51,666	503,227
RPC, Inc.(b)	106,183	481,009
		4,276,688
Oil & Gas Exploration & Production-34.07%
Berry Petroleum Corp.	54,795	375,346
California Resources Corp.(b)(c)	61,721	453,032
CNX Resources Corp.(c)	65,315	472,228
ConocoPhillips	15,605	927,405
Diamondback Energy, Inc.	11,716	871,670
EOG Resources, Inc.	8,940	651,815
Hess Corp.	14,848	839,951
Kosmos Energy Ltd. (Ghana)	102,108	521,772
Marathon Oil Corp.	53,269	605,669
Matador Resources Co.(c)	32,448	476,012
Murphy Oil Corp.	26,579	557,096
Range Resources Corp.(b)	180,453	541,359
SM Energy Co.	53,158	487,991
Talos Energy, Inc.(c)	20,438	448,410
Whiting Petroleum Corp.(b)(c)	97,924	444,575
WPX Energy, Inc.(c)	80,774	965,249
		9,639,580
Oil & Gas Refining & Marketing-25.48%
CVR Energy, Inc.	18,275	632,498
Delek US Holdings, Inc.	20,100	551,946
HollyFrontier Corp.	19,744	886,900
Marathon Petroleum Corp.	18,176	990,592
Par Pacific Holdings, Inc.(c)	24,674	496,441
PBF Energy, Inc., Class A	32,132	877,204
Phillips 66	9,577	875,050
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Renewable Energy Group, Inc.(b)(c)	33,298	$875,071
Valero Energy Corp.	12,138	1,023,355
		7,209,057
Oil & Gas Storage & Transportation-16.30%
Antero Midstream Corp.(b)	81,678	411,657
Cheniere Energy, Inc.(c)	19,517	1,156,187
Equitrans Midstream Corp.(b)	45,162	436,717
Kinder Morgan, Inc.	46,014	960,312
Targa Resources Corp.	26,420	964,330
Williams Cos., Inc. (The)	32,996	682,687
		4,611,890
Steel-2.19%
Warrior Met Coal, Inc.	32,865	619,834
Total Common Stocks & Other Equity Interests (Cost $35,607,453)		28,297,064
Money Market Funds-0.56%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $158,775)	158,775	158,775
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.56% (Cost $35,766,228)		28,455,839
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.12%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	2,327,345	2,327,345
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	818,780	819,107
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,146,446)		3,146,452
TOTAL INVESTMENTS IN SECURITIES-111.68% (Cost $38,912,674)		31,602,291
OTHER ASSETS LESS LIABILITIES-(11.68)%		(3,305,975)
NET ASSETS-100.00%		$28,296,316
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Asset Management & Custody Banks-9.46%
Ameriprise Financial, Inc.	13,346	$2,207,562
Ares Management Corp., Class A	28,432	1,025,258
Blackstone Group, Inc. (The), Class A	31,066	1,897,200
Cohen & Steers, Inc.	10,397	769,170
		5,899,190
Consumer Finance-4.17%
Discover Financial Services	23,011	1,728,817
OneMain Holdings, Inc.	20,506	868,839
		2,597,656
Data Processing & Outsourced Services-7.25%
Mastercard, Inc., Class A	7,891	2,493,083
Visa, Inc., Class A	10,189	2,027,305
		4,520,388
Diversified Banks-3.49%
JPMorgan Chase & Co.	16,459	2,178,513
Diversified REITs-1.52%
Essential Properties Realty Trust, Inc.	34,310	947,299
Diversified Support Services-1.15%
McGrath RentCorp	9,249	715,133
Financial Exchanges & Data-16.15%
Cboe Global Markets, Inc.	13,912	1,714,237
Moody’s Corp.	9,098	2,336,276
MSCI, Inc.	7,099	2,028,894
Nasdaq, Inc.	14,963	1,742,591
S&P Global, Inc.	7,651	2,247,328
		10,069,326
Health Care REITs-3.59%
Medical Properties Trust, Inc.	67,409	1,493,109
Universal Health Realty Income Trust	6,036	744,541
		2,237,650
Hotel & Resort REITs-1.57%
Ryman Hospitality Properties, Inc.	11,516	979,206
Industrial REITs-10.81%
Duke Realty Corp.	56,431	2,049,010
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,649	703,924
Prologis, Inc.	20,899	1,941,099
Rexford Industrial Realty, Inc.	22,723	1,095,021
Terreno Realty Corp.	16,538	946,966
		6,736,020
Insurance Brokers-7.76%
Arthur J. Gallagher & Co.	16,184	1,659,993
Brown & Brown, Inc.	35,532	1,595,387
Marsh & McLennan Cos., Inc.	14,125	1,580,022
		4,835,402
Investment Banking & Brokerage-4.42%
BGC Partners, Inc., Class A	113,197	653,147
LPL Financial Holdings, Inc.	22,789	2,099,550
		2,752,697
Life & Health Insurance-3.93%
Globe Life, Inc.	13,200	1,376,232
Primerica, Inc.	9,049	1,072,849
		2,449,081
	Shares	Value
Mortgage REITs-1.61%
Arbor Realty Trust, Inc.	67,878	$1,002,558
Multi-line Insurance-1.57%
American Financial Group, Inc.	9,013	980,524
Multi-Sector Holdings-1.32%
Cannae Holdings, Inc.(b)	20,214	821,901
Property & Casualty Insurance-9.34%
AMERISAFE, Inc.	10,915	746,804
Fidelity National Financial, Inc.	41,487	2,022,491
First American Financial Corp.	16,326	1,011,886
Hanover Insurance Group, Inc. (The)	6,629	918,647
Palomar Holdings, Inc.(b)	20,954	1,119,991
		5,819,819
Real Estate Services-1.64%
Realogy Holdings Corp.(c)	96,689	1,023,937
Residential REITs-3.02%
Apartment Investment & Management Co., Class A	22,543	1,188,242
Independence Realty Trust, Inc.	47,197	692,380
		1,880,622
Specialized REITs-3.16%
CoreSite Realty Corp.	9,618	1,129,634
Safehold, Inc.	18,722	841,741
		1,971,375
Thrifts & Mortgage Finance-3.07%
NMI Holdings, Inc., Class A(b)	39,454	1,259,372
PennyMac Financial Services, Inc.	19,417	654,741
		1,914,113
Total Common Stocks & Other Equity Interests (Cost $57,927,083)		62,332,410
Money Market Funds-0.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $166,800)	166,800	166,800
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $58,093,883)		62,499,210
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.50%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	701,606	701,606
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	233,775	233,869
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $935,475)		935,475
TOTAL INVESTMENTS IN SECURITIES-101.77% (Cost $59,029,358)		63,434,685
OTHER ASSETS LESS LIABILITIES-(1.77)%		(1,103,919)
NET ASSETS-100.00%		$62,330,766

Invesco DWA Financial Momentum ETF (PFI)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Biotechnology-34.02%
ACADIA Pharmaceuticals, Inc.(b)	91,008	$3,634,860
Adverum Biotechnologies, Inc.(b)	144,849	1,429,660
Ardelyx(b)	225,358	1,595,535
Arrowhead Pharmaceuticals, Inc.(b)	91,589	3,838,495
Biohaven Pharmaceutical Holding Co. Ltd.(b)	37,258	1,806,640
ChemoCentryx, Inc.(b)	94,703	4,017,301
Constellation Pharmaceuticals, Inc.(b)	84,776	2,800,999
Cortexyme, Inc.(b)	22,538	1,059,061
CRISPR Therapeutics AG (Switzerland)(b)	50,466	2,621,709
Deciphera Pharmaceuticals, Inc.(b)	34,584	2,165,996
Epizyme, Inc.(b)	119,056	2,491,842
Forty Seven, Inc.(b)	94,687	3,491,110
Global Blood Therapeutics, Inc.(b)	42,357	2,764,218
ImmunoGen, Inc.(b)	270,394	1,277,612
Iovance Biotherapeutics, Inc.(b)	82,183	1,786,658
Kadmon Holdings, Inc.(b)	297,116	1,363,762
Karyopharm Therapeutics, Inc.(b)	155,095	2,504,784
Kodiak Sciences, Inc.(b)	62,888	3,840,570
Krystal Biotech, Inc.(b)	32,927	1,720,765
Mirati Therapeutics, Inc.(b)	78,022	6,774,650
Veracyte, Inc.(b)	104,732	2,749,215
		55,735,442
Health Care Equipment-22.20%
Becton, Dickinson and Co.	16,376	4,506,348
Boston Scientific Corp.(b)	95,880	4,014,496
DexCom, Inc.(b)	23,427	5,640,050
Edwards Lifesciences Corp.(b)	20,723	4,556,159
Heska Corp.(b)	20,893	2,093,270
Insulet Corp.(b)	31,658	6,142,918
Intuitive Surgical, Inc.(b)	6,217	3,480,152
Masimo Corp.(b)	20,019	3,415,241
Nevro Corp.(b)	18,979	2,522,499
		36,371,133
Health Care Services-8.00%
Addus HomeCare Corp.(b)	21,334	2,012,650
Amedisys, Inc.(b)	24,926	4,399,190
LHC Group, Inc.(b)	20,830	3,035,972
R1 RCM, Inc.(b)	161,065	2,013,313
RadNet, Inc.(b)	73,076	1,649,325
		13,110,450
Health Care Supplies-6.51%
Quidel Corp.(b)	21,498	1,651,046
West Pharmaceutical Services, Inc.	57,741	9,004,709
		10,655,755
Health Care Technology-6.53%
Inspire Medical Systems, Inc.(b)	28,444	2,127,611
Teladoc Health, Inc.(b)(c)	84,286	8,572,729
		10,700,340
	Shares	Value
Life Sciences Tools & Services-5.11%
NeoGenomics, Inc.(b)	86,682	$2,793,761
Thermo Fisher Scientific, Inc.	17,813	5,578,853
		8,372,614
Managed Health Care-2.74%
Humana, Inc.	13,325	4,480,398
Pharmaceuticals-14.92%
Arvinas, Inc.(b)	50,651	2,454,547
Axsome Therapeutics, Inc.(b)	65,782	5,711,193
BioDelivery Sciences International, Inc.(b)	239,969	1,259,837
Horizon Therapeutics PLC(b)	59,228	2,042,774
Reata Pharmaceuticals, Inc., Class A(b)	42,938	9,394,405
Zoetis, Inc.	26,684	3,581,260
		24,444,016
Total Common Stocks & Other Equity Interests (Cost $153,710,083)		163,870,148
Money Market Funds-0.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $228,486)	228,486	228,486
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $153,938,569)		164,098,634
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.55%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	4,362,391	4,362,391
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,453,549	1,454,130
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,816,521)		5,816,521
TOTAL INVESTMENTS IN SECURITIES-103.72% (Cost $159,755,090)		169,915,155
OTHER ASSETS LESS LIABILITIES-(3.72)%		(6,096,937)
NET ASSETS-100.00%		$163,818,218
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)
January 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-13.81%
Axon Enterprise, Inc.(b)	24,432	$1,876,622
Lockheed Martin Corp.	9,588	4,104,814
Northrop Grumman Corp.	7,370	2,760,581
Teledyne Technologies, Inc.(b)	7,398	2,700,714
TransDigm Group, Inc.	3,917	2,519,728
		13,962,459
Agricultural & Farm Machinery-2.01%
Toro Co. (The)	25,449	2,036,429
Alternative Carriers-1.89%
Bandwidth, Inc., Class A(b)	26,891	1,908,185
Application Software-3.91%
Fair Isaac Corp.(b)	9,819	3,950,969
Building Products-3.81%
AAON, Inc.	26,091	1,368,212
Masco Corp.	52,408	2,490,428
		3,858,640
Data Processing & Outsourced Services-5.45%
Automatic Data Processing, Inc.	13,697	2,347,529
Fiserv, Inc.(b)	26,647	3,160,601
		5,508,130
Distributors-2.24%
Pool Corp.	10,353	2,270,413
Diversified Support Services-6.96%
Cintas Corp.	12,760	3,559,657
Copart, Inc.(b)	34,278	3,477,846
		7,037,503
Electrical Components & Equipment-5.96%
AMETEK, Inc.	38,666	3,756,402
Rockwell Automation, Inc.	11,829	2,267,146
		6,023,548
Electronic Equipment & Instruments-2.25%
Keysight Technologies, Inc.(b)	24,507	2,278,906
Electronic Manufacturing Services-1.57%
Fabrinet (Thailand)(b)	25,142	1,584,952
Environmental & Facilities Services-1.97%
Casella Waste Systems, Inc., Class A(b)	38,895	1,991,035
Health Care Equipment-6.18%
Danaher Corp.	21,616	3,477,366
Teleflex, Inc.	7,475	2,777,037
		6,254,403
Heavy Electrical Equipment-1.91%
Bloom Energy Corp., Class A(b)(c)	244,925	1,930,009
Homebuilding-1.96%
TopBuild Corp.(b)	17,322	1,983,542
Industrial Conglomerates-3.74%
Roper Technologies, Inc.	9,917	3,784,922
Industrial Machinery-11.60%
Graco, Inc.	46,417	2,467,064
	Shares	Value
Industrial Machinery-(continued)
IDEX Corp.	13,685	$2,242,287
Illinois Tool Works, Inc.	13,412	2,346,832
Ingersoll-Rand PLC	20,532	2,735,478
SPX Corp.(b)	39,470	1,936,793
		11,728,454
IT Consulting & Other Services-3.66%
Accenture PLC, Class A	18,023	3,698,500
Oil & Gas Storage & Transportation-1.14%
Dorian LPG Ltd.(b)	87,551	1,148,669
Paper Packaging-3.16%
Graphic Packaging Holding Co.	204,667	3,198,945
Railroads-3.82%
Union Pacific Corp.	21,508	3,858,966
Research & Consulting Services-1.84%
FTI Consulting, Inc.(b)	15,544	1,866,213
Specialty Chemicals-3.81%
Sherwin-Williams Co. (The)	6,916	3,852,143
Trucking-5.36%
Old Dominion Freight Line, Inc.	19,444	3,815,495
Saia, Inc.(b)	18,492	1,610,653
		5,426,148
Total Common Stocks & Other Equity Interests (Cost $85,257,408)		101,142,083
Money Market Funds-0.17%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $166,520)	166,520	166,520
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $85,423,928)		101,308,603
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	1,405,272	1,405,272
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	468,237	468,424
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,873,696)		1,873,696
TOTAL INVESTMENTS IN SECURITIES-102.03% (Cost $87,297,624)		103,182,299
OTHER ASSETS LESS LIABILITIES-(2.03)%		(2,050,844)
NET ASSETS-100.00%		$101,131,455

Invesco DWA Industrials Momentum ETF (PRN)—(continued)
January 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Advertising-3.04%
Cardlytics, Inc.(b)	73,910	$6,202,527
Alternative Carriers-1.90%
Cogent Communications Holdings, Inc.	54,642	3,875,757
Application Software-30.68%
Adobe, Inc.(b)	19,171	6,731,705
Digital Turbine, Inc.(b)	655,808	4,092,242
Everbridge, Inc.(b)	48,506	4,396,584
Five9, Inc.(b)	79,218	5,682,307
Model N, Inc.(b)	80,758	2,518,842
Paycom Software, Inc.(b)	24,386	7,758,650
Paylocity Holding Corp.(b)	28,514	4,045,851
Pegasystems, Inc.	45,570	3,928,590
RingCentral, Inc., Class A(b)	47,931	9,853,655
Smartsheet Inc., Class A(b)	95,532	4,631,391
Splunk, Inc.(b)	30,321	4,707,638
Synopsys, Inc.(b)	28,603	4,219,229
		62,566,684
Communications Equipment-4.60%
Infinera Corp.(b)	470,279	3,465,956
Inseego Corp.(b)(c)	364,285	2,444,352
Ubiquiti, Inc.(c)	21,218	3,467,446
		9,377,754
Interactive Media & Services-2.65%
EverQuote, Inc., Class A(b)(c)	147,124	5,397,980
IT Consulting & Other Services-7.87%
CACI International, Inc., Class A(b)	12,497	3,342,198
EPAM Systems, Inc.(b)	20,473	4,670,710
Leidos Holdings, Inc.	45,373	4,558,625
Perficient, Inc.(b)	70,012	3,479,597
		16,051,130
Semiconductor Equipment-14.05%
Entegris, Inc.	66,620	3,448,251
FormFactor, Inc.(b)	103,535	2,620,471
Ichor Holdings Ltd.(b)	77,463	2,586,490
KLA Corp.	29,305	4,857,011
Lam Research Corp.	20,640	6,155,054
Photronics, Inc.(b)	167,961	2,146,542
Teradyne, Inc.	63,092	4,163,441
Ultra Clean Holdings, Inc.(b)	116,133	2,672,220
		28,649,480
Semiconductors-20.76%
Advanced Micro Devices, Inc.(b)	137,390	6,457,330
Broadcom, Inc.	22,108	6,746,477
Cirrus Logic, Inc.(b)	53,086	4,077,536
	Shares	Value
Semiconductors-(continued)
Inphi Corp.(b)	65,437	$4,970,594
Lattice Semiconductor Corp.(b)	194,807	3,623,410
MACOM Technology Solutions Holdings, Inc.(b)	99,563	2,829,580
Monolithic Power Systems, Inc.	33,905	5,803,519
NVIDIA Corp.	33,078	7,820,632
		42,329,078
Systems Software-4.87%
Fortinet, Inc.(b)	42,125	4,859,540
Microsoft Corp.	29,751	5,064,513
		9,924,053
Technology Distributors-2.46%
CDW Corp.	38,543	5,027,934
Technology Hardware, Storage & Peripherals-7.14%
Apple, Inc.	33,696	10,429,249
Seagate Technology PLC	72,439	4,128,299
		14,557,548
Total Common Stocks & Other Equity Interests (Cost $181,403,920)		203,959,925
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $263,385)	263,385	263,385
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $181,667,305)		204,223,310
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.42%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	5,226,310	5,226,310
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,741,407	1,742,103
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,968,413)		6,968,413
TOTAL INVESTMENTS IN SECURITIES-103.57% (Cost $188,635,718)		211,191,723
OTHER ASSETS LESS LIABILITIES-(3.57)%		(7,281,948)
NET ASSETS-100.00%		$203,909,775
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Electric Utilities-45.72%
Alliant Energy Corp.	104,460	$6,200,746
American Electric Power Co., Inc.	50,929	5,307,820
Entergy Corp.	43,226	5,685,084
Evergy, Inc.	87,827	6,337,596
Eversource Energy	65,226	6,029,491
FirstEnergy Corp.	92,099	4,677,708
Hawaiian Electric Industries, Inc.	79,279	3,877,536
IDACORP, Inc.	37,292	4,183,790
MGE Energy, Inc.	45,527	3,638,973
NextEra Energy, Inc.	22,506	6,036,109
OGE Energy Corp.	108,587	4,978,714
PNM Resources, Inc.	87,061	4,721,318
Portland General Electric Co.	63,502	3,905,373
Xcel Energy, Inc.	76,247	5,275,530
		70,855,788
Gas Utilities-5.77%
Atmos Energy Corp.	44,916	5,256,519
ONE Gas, Inc.	39,077	3,692,777
		8,949,296
Independent Power Producers & Energy Traders-5.74%
AES Corp. (The)	237,868	4,724,059
Vistra Energy Corp.	185,445	4,176,221
		8,900,280
Multi-Utilities-23.16%
Ameren Corp.	58,951	4,836,929
Black Hills Corp.	47,924	3,979,130
CMS Energy Corp.	81,643	5,593,362
DTE Energy Co.	42,208	5,597,203
	Shares	Value
Multi-Utilities-(continued)
NiSource, Inc.	209,550	$6,141,910
NorthWestern Corp.	53,680	4,131,750
WEC Energy Group, Inc.	56,205	5,614,317
		35,894,601
Oil & Gas Storage & Transportation-3.29%
ONEOK, Inc.	68,018	5,092,508
Renewable Electricity-2.18%
Ormat Technologies, Inc.	42,711	3,385,274
Water Utilities-14.15%
American States Water Co.	47,631	4,218,201
American Water Works Co., Inc.	38,936	5,303,083
Aqua America, Inc.	116,624	6,057,451
California Water Service Group	60,023	3,154,809
SJW Group	43,530	3,192,925
		21,926,469
Total Common Stocks & Other Equity Interests (Cost $140,539,139)		155,004,216
Money Market Funds-0.29%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(b) (Cost $451,378)	451,378	451,378
TOTAL INVESTMENTS IN SECURITIES-100.30% (Cost $140,990,517)		155,455,594
OTHER ASSETS LESS LIABILITIES-(0.30)%		(467,650)
NET ASSETS-100.00%		$154,987,944
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Advertising-0.18%
Criteo S.A., ADR (France)(b)	35,648	$548,623
TechTarget, Inc.(b)	15,588	395,779
		944,402
Alternative Carriers-0.35%
Cogent Communications Holdings, Inc.	26,069	1,849,074
Application Software-6.27%
2U, Inc.(b)	35,332	699,927
Alarm.com Holdings, Inc.(b)	27,036	1,187,691
Anaplan, Inc.(b)	71,894	4,140,375
AppFolio, Inc., Class A(b)	9,129	1,199,916
Benefitfocus, Inc.(b)	18,225	337,163
Cornerstone OnDemand, Inc.(b)	33,799	1,987,381
Coupa Software, Inc.(b)	34,980	5,637,027
eGain Corp.(b)	16,999	122,393
Envestnet, Inc.(b)	29,207	2,303,556
Five9, Inc.(b)	33,999	2,438,748
j2 Global, Inc.	27,124	2,600,107
LivePerson, Inc.(b)	36,847	1,511,095
LogMeIn, Inc.	27,174	2,336,149
New Relic, Inc.(b)	32,724	2,160,111
Nutanix, Inc., Class A(b)	96,699	3,139,817
SPS Commerce, Inc.(b)	19,394	1,102,161
		32,903,617
Asset Management & Custody Banks-0.12%
Blucora, Inc.(b)	27,245	614,375
Commercial Printing-0.35%
Cimpress PLC (Ireland)(b)(c)	15,529	1,857,734
Communications Equipment-1.81%
Arista Networks, Inc.(b)	42,524	9,497,310
Data Processing & Outsourced Services-0.14%
NIC, Inc.	37,273	735,397
Interactive Home Entertainment-3.66%
NetEase, Inc., ADR (China)	40,610	13,026,064
Sea Ltd., ADR (Taiwan)(b)	136,744	6,186,298
		19,212,362
Interactive Media & Services-31.36%
Alphabet, Inc., Class C(b)	30,430	43,643,619
Autohome, Inc., ADR (China)(b)	31,918	2,441,089
Baidu, Inc., ADR (China)(b)	153,902	19,016,131
Eventbrite, Inc., Class A(b)(c)	31,956	675,869
Facebook, Inc., Class A(b)	196,941	39,764,357
IAC/InterActiveCorp.(b)	43,864	10,684,832
JOYY, Inc., ADR (China)(b)	28,447	1,721,897
Match Group, Inc.(b)(c)	38,991	3,049,876
Meet Group, Inc. (The)(b)	39,918	212,763
Momo, Inc., ADR (China)	88,303	2,702,072
QuinStreet, Inc.(b)	28,514	369,399
SINA Corp. (China)(b)	38,714	1,499,780
Snap, Inc., Class A(b)(c)	633,641	11,646,322
Sogou, Inc., ADR (China)(b)(c)	52,656	214,836
Sohu.com Ltd., ADR (China)(b)	22,004	233,903
TripAdvisor, Inc.	70,464	1,925,076
TrueCar, Inc.(b)(c)	59,336	219,543
Twitter, Inc.(b)	432,146	14,036,102
Weibo Corp., ADR (China)(b)(c)	41,516	1,769,412
Yandex N.V., Class A (Russia)(b)	162,285	7,271,991
Zillow Group, Inc., Class A(b)	32,579	1,505,150
		164,604,019
	Shares	Value
Internet & Direct Marketing Retail-36.93%
1-800-Flowers.com, Inc., Class A(b)	20,064	$304,772
Alibaba Group Holding Ltd., ADR (China)(b)	198,553	41,019,064
Amazon.com, Inc.(b)	22,053	44,298,302
Baozun, Inc., ADR (China)(b)(c)	26,470	797,012
Booking Holdings, Inc.(b)	10,427	19,087,145
eBay, Inc.	452,836	15,197,176
Etsy, Inc.(b)	65,955	3,219,264
Expedia Group, Inc.	77,575	8,413,009
Groupon, Inc.(b)	314,350	905,328
Grubhub, Inc.(b)(c)	50,904	2,756,452
JD.com, Inc., ADR (China)(b)	515,954	19,446,306
Land’s End, Inc.(b)	18,019	209,921
Liquidity Services, Inc.(b)	18,732	99,654
MakeMyTrip Ltd. (India)(b)	33,568	772,064
MercadoLibre, Inc. (Argentina)(b)	27,672	18,346,536
Overstock.com, Inc.(b)	19,620	159,314
PetMed Express, Inc.(c)	11,230	283,108
Shutterstock, Inc.(b)	19,737	855,204
Stamps.com, Inc.(b)	9,504	707,953
Stitch Fix, Inc., Class A(b)(c)	30,670	702,343
Trip.com Group Ltd., ADR (China)(b)	291,107	9,353,268
Vipshop Holdings Ltd., ADR (China)(b)	270,527	3,443,809
Wayfair, Inc., Class A(b)(c)	36,605	3,429,889
		193,806,893
Internet Services & Infrastructure-7.96%
21Vianet Group, Inc., ADR (China)(b)	41,411	382,637
Akamai Technologies, Inc.(b)	89,954	8,397,206
Brightcove, Inc.(b)	21,598	187,039
Endurance International Group Holdings, Inc.(b)	81,493	384,647
GoDaddy, Inc., Class A(b)	95,043	6,387,840
Okta, Inc.(b)	59,335	7,597,847
Switch, Inc., Class A	48,314	773,024
VeriSign, Inc.(b)	65,352	13,602,365
Wix.com Ltd. (Israel)(b)	28,475	4,063,098
		41,775,703
Movies & Entertainment-8.30%
Netflix, Inc.(b)	126,203	43,551,393
Research & Consulting Services-2.54%
CoStar Group, Inc.(b)	20,393	13,316,425
Wireless Telecommunication Services-0.10%
Boingo Wireless, Inc.(b)	24,583	276,313
Gogo, Inc.(b)(c)	49,069	258,103
		534,416
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $452,264,964)		525,203,120
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.41%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	9,483,377	9,483,377

Invesco NASDAQ Internet ETF (PNQI)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	3,159,862	$3,161,126
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,644,387)		12,644,503
TOTAL INVESTMENTS IN SECURITIES-102.48% (Cost $464,909,351)		537,847,623
OTHER ASSETS LESS LIABILITIES-(2.48)%		(12,997,275)
NET ASSETS-100.00%		$524,850,348
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.